Average Annual Total Returns - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Value Fund	Sep. 29, 2023
Fidelity Blue Chip Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.52%
Past 5 years	6.10%
Past 10 years	9.96%
Fidelity Blue Chip Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.89%
Past 5 years	5.66%
Past 10 years	9.57%
Fidelity Blue Chip Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.33%
Past 5 years	4.72%
Past 10 years	8.15%
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Past 10 years	10.29%